UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22107

                        SEI STRUCTURED CREDIT FUND, L.P.
               (Exact name of registrant as specified in charter)

                                   ----------

                             SEI Investments Company
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 MICHAEL T. PANG
                   C/O SEI INVESTMENTS MANAGEMENT CORPORATION
                            ONE FREEDOM VALLEY DRIVE
                                 OAKS, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-3257

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2009

                     DATE OF REPORTING PERIOD: JUNE 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


SEI STRUCTURED CREDIT FUND, L.P.

Financial Statements (Unaudited)

For the period January 1, 2009 through June 30, 2009

                        SEI Structured Credit Fund, L.P.

                              Financial Statements

                         For the period January 1, 2009
                              through June 30, 2009

                                    CONTENTS

Schedule of Investments ..................................................    1
Statement of Assets and Liabilities ......................................   10
Statement of Operations ..................................................   11
Statement of Changes in Partners' Capital ................................   12
Statement of Cash Flows ..................................................   13
Notes to Financial Statements ............................................   14

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission's website at http://www.sec.gov.

                        SEI Structured Credit Fund, L.P.

                       Schedule of Investments (Unaudited)

                                  June 30, 2009

          SECTOR WEIGHTINGS (BASED ON PERCENTAGE OF PARTNERS' CAPITAL)

                               (BAR CHART)

Mutual Funds               1.6%
Cash Equivalent            2.2%
Hedge Funds               11.1%
Asset-Backed Securities   85.3%

DESCRIPTION                                                       PAR VALUE     FAIR VALUE
-----------                                                      -----------   ------------
ASSET-BACKED SECURITIES -- 85.3%
CAYMAN ISLANDS -- 74.0%
Aberdeen Loan Funding, Ser 2008-1A, Cl B (a) (b) (c)
      2.678%, 11/01/18                                           $ 4,500,000   $  1,350,000
ACAS CLO, Ser 2007-1A, Cl A1J (b) (c)
      1.417%, 04/20/21                                             6,800,000      3,128,000
Ares IX CLO (a) (b) (c)
      20.930%, 04/20/17                                            3,050,000         45,750
Atrium CDO, Ser 4A, Cl B (b) (c)
      1.379%, 06/08/19                                             5,500,000      1,210,000
Babson CLO, Ser 2004-2A, Cl SUB (a) (b)
      20.027%, 11/15/16                                            1,000,000         10,000
Babson CLO, Ser 2006-2A, Cl INC (a) (b)
      25.520%, 10/16/20                                            1,000,000         12,500
Babson CLO, Ser 2007-1A, Cl INC (a) (b) (c)
      4.413%, 04/15/21                                             5,000,000         25,000
Babson CLO, Ser 2007-2A, Cl A2B (b) (c)
      1.431%, 04/15/21                                             1,500,000        870,000
Babson CLO, Ser 2007-2A, Cl D (a) (b) (c)
      2.831%, 04/15/21                                               906,287         72,502
Blue Mountain CDO, Ser 2005-1A, Cl A2 (b) (c)
      1.253%, 11/15/17                                             3,000,000      1,620,000
Brentwood, Ser 2006-1A, Cl B (a) (b) (c)
      1.848%, 02/01/22                                             2,512,161        276,338
Brentwood, Ser 2006-1A, Cl C (b) (c)
      2.627%, 02/21/22                                               906,094         27,183
Brentwood, Ser 2006-1I, Cl D (b) (c)
      4.778%, 02/01/22                                             6,481,642        129,633
Burr Ridge CLO Plus, Ser 2006-1A, Cl C (b) (c)
      1.351%, 03/27/23                                             8,000,000      1,440,000
Carlyle High Yield Partners VII CLO (a) (b) (c)
      17.300%, 09/21/19                                            3,650,000         36,500
Carlyle High Yield Partners VII CLO (b)
      17.307%, 09/30/19                                            1,850,000         18,500

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2009

DESCRIPTION                                                       PAR VALUE     FAIR VALUE
-----------                                                      -----------   ------------
ASSET-BACKED SECURITIES -- (CONTINUED)
Carlyle High Yield Partners VII CLO (b)
      13.580%, 05/21/21                                          $ 1,000,000   $     10,000
CENT CDO, Ser 2007-14A, Cl B (a) (b) (c)
      1.4913%, 04/15/21                                            7,010,000      3,084,400
CENT CDO, Ser 2007-15A, Cl SUB (a) (b)
      18.020%, 09/20/19                                            5,000,000        200,000
Centurion CDO VII (a) (b) (c)
      5.200%, 06/08/19                                               500,000          2,500
CIFC Funding, Ser 2006-I (a) (b) (c)
      0.000%, 10/22/20                                             2,000,000         50,000
CIFC Funding, Ser 2006-1A, Cl A2L (a) (b) (c)
      1.507%, 10/2020                                              8,000,000      3,520,000
CIFC Funding, Ser 2006-1BA, Cl A2L (a) (b) (c)
      1.029%, 12/22/20                                             5,000,000      2,162,700
CIFC Funding, Ser 2006-1BA, Cl A3L (b) (c)
      1.439%, 12/22/20                                             2,500,000        311,800
CIFC Funding, Ser 2006-1BA, Cl B2L (b) (c)
      4.609%, 12/22/20                                             6,000,000        394,080
CIFC Funding, Ser 2006-2A, Cl B2L (b) (c)
      4.668%, 03/01/21                                             1,700,000        118,812
CIFC Funding, Ser 2007-1A, Cl A1LB (b) (c)
      1.296%, 05/10/21                                             3,000,000      1,649,400
CIFC Funding, Ser 2007-1A, Cl A3L (a) (b) (c)
      1.706%, 05/10/21                                             2,800,000        672,000
CIFC Funding, Ser 2007-1A, Cl B1L (b) (c)
      1.991%, 05/10/21                                               330,000         19,800
CIFC Funding, Ser 2007-1A, Cl INC (b)
      23.380%, 05/10/21                                               10,000         30,000
CIFC Funding, Ser 2007-2A, Cl B (a) (b) (c)
      2.341%, 07/26/21                                             5,000,000      1,500,000
CIFC Funding, Ser 2007-3A, Cl B (a) (b) (c)
      2.342%, 07/26/21                                             2,000,000        357,000
CIFC Funding, Ser 2007-IV (b) (c)
      18.570%, 09/20/19                                            2,000,000        240,000
De Meer Middle Market CLO, Ser 2006-1A, Cl B (a) (b) (c)
      1.507%, 10/20/18                                             1,885,626        848,532
De Meer Middle Market CLO, Ser 2006-1A, Cl C (a) (b) (c)
      1.707%, 10/20/18                                            19,284,807      5,399,746
De Meer Middle Market CLO, Ser 2006-1A, Cl E (a) (b) (c)
      5.107%, 10/20/18                                             1,482,787        118,623
De Meer Middle Market CLO, Ser 2006-1A, Cl INC (a) (b)
      9.460%, 10/20/18                                             1,062,901         63,774
Denali Capital CLO VII, Ser 2007-1A, Cl B2L (b) (c)
      5.351%, 01/22/22                                             2,000,000        100,000

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2009

DESCRIPTION                                                       PAR VALUE     FAIR VALUE
-----------                                                      -----------   ------------
ASSET-BACKED SECURITIES -- (CONTINUED)
Duane Street CLO, Ser 2005-1A, Cl SUB (a) (b)
      12.510%, 11/08/17                                          $ 2,000,000   $     20,000
Duane Street CLO, Ser 2005-1X, Cl SUB (b)
      12.510%, 11/08/17                                            1,000,000         10,000
Duane Street CLO II, Ser 2006-2A, Cl SUB (a) (b)
      12.510%, 10/14/21                                            4,000,000             --
Duane Street CLO V, Ser 2007-5A, Cl SN (a) (b) (c)
      12.510%, 10/14/21                                            2,500,000         25,000
Emporia Preferred Funding III, Ser 2007-3A, Cl C (a) (b) (c)
      2.000%, 04/23/21                                             9,770,000      2,931,000
Emporia Preferred Funding III, Ser 2007-3A, Cl D (a) (b) (c)
      2.600%, 04/23/21                                             7,400,000      1,628,000
Fairway Loan Funding Ser 2006-1A, Cl C1 (b)
      11.830%, 10/17/18                                            3,297,462         32,975
Flagship CLO V, Ser 2006-1A, Cl B (a) (b) (c)
      0.959%, 09/20/19                                             4,110,000      2,137,200
FM Leveraged Captial Fund, Ser 2006-2A, Cl D (a) (b) (c)
      2.483%, 11/15/20                                             4,605,000        460,500
Franklin CLO (b) (c)
      5.200%, 09/20/15                                             2,000,000         20,000
Franklin CLO, Ser 6A, Cl B (a) (b) (c)
      1.406%, 08/09/19                                             5,000,000      2,350,000
Friedberg Milstein Preferred (b) (c)
      0.000%, 01/15/19                                                10,000         10,000
Gale Force 2 CLO (b)
      20.300%, 04/15/18                                            1,000,000         20,000
Gale Force CLO, Ser 2005-1A, Cl COM1 (b) (c)
      1.807%, 11/15/17                                             5,975,709        956,112
Gale Force CLO, Ser 2007-3A, Cl C (a) (b) (c)
      4.607%, 04/19/21                                             5,000,000      1,500,000
Gale Force CLO, Ser 2007-3A, Cl E (a) (b) (c)
      4.7.185%, 04/19/21                                           1,000,000         70,000
Gale Force CLO, Ser 2007-4A, Cl E (b) (c)
      0.785%, 08/20/21                                             1,500,000        105,000
Gale Force CLO, Ser 2007-4A, Cl INC (b) (c)
      0.000%, 11/01/21                                             3,000,000        210,000
Gannett Peak CLO, Ser 2006-1A, Cl A2 (a) (b) (c)
      1.452%, 11/01/21                                             4,047,000      1,983,030
Golub Capital Management CLO, Ser 2007-1A, Cl D (a) (b) (c)
      3.439%, 04/20/18                                             4,000,000      1,040,000
Granite Ventures, Ser 2006-3A, Cl AB (b) (c)
      1.857%, 04/20/18                                             4,000,000      1,300,000

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2009

DESCRIPTION                                                       PAR VALUE     FAIR VALUE
-----------                                                      -----------   ------------
ASSET-BACKED SECURITIES -- (CONTINUED)
Greenbriar CLO, Ser 2007-1A, Cl D (b) (c)
      3.778%, 11/01/21                                           $ 4,038,329   $     80,766
Green Lane CLO, Ser 2004-1A, Cl B (b) (c)
      2.189%, 01/30/17                                            10,000,000      2,400,000
GSC Partners CDO Fund, Ser 2004-5A, Cl A2 (b) (c)
      1.435%, 11/20/16                                               500,000        165,000
Hamlet, Ser 2006-2A, Cl A2B (b) (c)
      1.286%, 11/20/16                                             3,000,000      1,590,000
Harch CLO, Ser 2005-2A, Cl C (b) (c)
      1.901%, 10/22/17                                             4,000,000      1,200,000
Harch CLO, Ser 2007-1A, Cl C (b) (c)
      1.804%, 04/17/20                                            10,000,000      3,200,000
Hudson Straits CLO, Ser 2004-1A, Cl B (a) (b) (c)
      1.881%, 10/15/16                                             6,200,000      2,604,000
ING Investment Management I CLO (a) (b) (c)
      14.520%, 12/01/17                                            1,500,000         15,000
Kennecott Funding, Ser 2005-1A, Cl C (b) (c)
      1.939%, 01/13/18                                             6,000,000      1,440,000
Landmark CDO, Ser 2002-2A, Cl A (b) (c)
      1.148%, 09/04/12                                             2,663,689      2,320,873
Landmark CDO, Ser 2005-1A, Cl A2L (a) (b) (c)
      1.118%, 06/01/17                                             5,000,000      3,136,000
Landmark CDO, Ser 2006-7A, Cl A2L (a) (b) (c)
      1.581%, 07/15/18                                             6,500,000      3,814,688
Landmark CDO, Ser 2006-8A, Cl B (a) (b) (c)
      1.467%, 09/04/12                                            10,000,000      5,100,000
Lightpoint CLO, Ser 2005-3A, Cl C (b) (c)
      2.529%, 09/15/17                                             1,000,000         90,000
Lightpoint CLO, Ser 2006-4A, Cl C (b) (c)
      2.931%, 04/15/18                                             6,750,000        675,000
Marathon CLO, Ser 2005-2A, Cl B (b) (c)
      1.409%, 12/20/19                                             2,000,000        626,800
Marlborough Street CLO, Ser 2007-1A, Cl A2B (b) (c)
      1.457%, 04/18/19                                             2,250,000      1,237,500
MC Funding CLO, Ser 2006-1A, Cl C (a) (b) (c)
      1.559%, 12/20/20                                            10,000,000      2,300,000
Mountain Capital CLO, Ser 2007-6A, Cl B (a) (b) (c)
      1.442%, 04/25/19                                             2,000,000      1,011,000
Moutain View Funding CLO, Ser 2007-3A, Cl A2 (a) (b) (c)
      1.462%, 03/16/21                                             7,500,000      4,650,000
NACM CLO, Ser 2006-1A, Cl B (a) (b) (c)
      1.851%, 07/28/22                                             2,500,000        675,000
NACM CLO, Ser 2006-1X, Cl D (b) (c)
      5.151%, 06/20/19                                               250,000          7,500

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2009

DESCRIPTION                                                       PAR VALUE     FAIR VALUE
-----------                                                      -----------   ------------
ASSET-BACKED SECURITIES -- (CONTINUED)
NOB Hill CLO, Ser 2007-1A, Cl C (b) (c)
      1.559%, 06/21/22                                           $ 5,058,967   $    607,076
Northwoods Capital, Ser 2006-6A, Cl SUB (a) (b)
      14.280%, 03/16/21                                            1,000,000         22,500
Northwoods Capital, Ser 2007-8A, Cl SUB (b)
      8.360%, 07/28/22                                             6,000,000            600
Ocean Trails CLO, Ser 2007-2A, Cl A2 (a) (b) (c)
      1.499%, 06/27/22                                             6,500,000      2,925,000
Octagon Investment Partners XI, Ser 2007-1X, Cl INC (b)
      5.200%, 08/25/21                                             5,000,000             --
Osprey CDO, Ser 2006-1A, Cl B1L (a) (b) (c)
      3.106%, 04/08/22                                             2,811,900         42,179
Osprey CDO, Ser 2006-1A, Cl B2L (b) (c)
      5.206%, 04/08/22                                             2,262,029         11,310
Rampart CLO, Ser 2007-1A, Cl E (b) (c)
      8.092%, 10/25/21                                             2,896,000        231,680
Rockwall CDO, Ser 2006-1A, Cl B1L (a) (b) (c)
      3.278%, 05/13/22                                             3,300,000             --
Saturn CLO, Ser 2007-1A, Cl D (b) (c)
      4.920%, 05/13/22                                             1,070,000         21,655
Stanfield Daytona CLO, Ser 2007-1A, Cl I (b)
      0.000%, 04/27/21                                               100,000          2,000
Stanfield Veyron CLO, Ser 2006-1A, Cl D (b) (c)
      2.731%, 07/15/18                                                50,000        200,000
Stone Tower CDO, Ser 2004-1A, Cl B1L (a) (b) (c)
      3.804%, 01/29/40                                             3,632,313        181,616
Stone Tower CDO, Ser 2007-7A, Cl A2 (a) (b) (c)
      1.429%, 01/29/40                                               500,000        275,000
Symphony CLO, Ser 2007-5A, Cl B (a) (b) (c)
      3.731%, 01/15/24                                             3,000,000        840,000
Telos CLO, Ser 2006-1A, Cl A2 (a) (b) (c)
      1.539%, 10/11/21                                             9,700,000      4,971,250
Telos CLO, Ser 2006-1A, Cl C (a) (b) (c)
      1.989%, 10/11/21                                             7,000,000      1,750,000
Telos CLO, Ser 2006-1A, Cl D (a) (b) (c)
      2.839%, 10/11/21                                             4,000,000        560,000
Telos CLO, Ser 2007-2A, Cl D (a) (b) (c)
      3.331%, 04/15/22                                             5,000,000      1,000,000
Tralee CDO, Ser 2007-1A, Cl C (b) (c)
      2.622%, 04/16/22                                             6,000,000        900,000
Tralee CLO, Ser 2007-1X, Cl COM3 (b)
      1.845%, 04/16/22                                             7,000,000        595,000
Venture CDO, Ser 2004-1A, Cl A2 (a) (b) (c)
      1.483%, 08/15/16                                             4,115,000      1,995,775

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2009

DESCRIPTION                                                       PAR VALUE     FAIR VALUE
-----------                                                      -----------   ------------
ASSET-BACKED SECURITIES -- (CONTINUED)
Venture CDO, Ser 2006-7A, Cl A1B (a) (b) (c)
      1.437%, 01/20/22                                           $ 8,232,000   $  5,021,520
Venture CDO, Ser 2007-9A, Cl SUB (a) (b)
      5.200%, 10/12/21                                             3,000,000         60,000
Vitesse CLO (b) (c)
      5.200%, 08/17/20                                             4,000,000            400
Waterfront CLO, Ser 2007-1A, Cl A2 (a) (b) (c)
      1.531%, 08/02/21                                            15,000,000      8,400,000
Waterfront CLO, Ser 2007-1A, Cl A3 (a) (b) (c)
      1.681%, 08/02/21                                             9,500,000      4,465,000
Westbrook CLO, Ser 2006-1A, Cl B (a) (b) (c)
      1.059%, 08/02/21                                             2,500,000        110,000
                                                                               ------------
   Total Cayman Islands                                                         121,462,578
                                                                               ------------
UNITED STATES -- 11.3%
ACAS Business Loan Trust, Ser 2004-1A, Cl A (a) (b) (c)
      1.412%, 10/25/17                                               772,519        664,367
ACAS Business Loan Trust, Ser 2007-2A, Cl A (a) (b) (c)
      1.254%, 11/18/19                                             1,016,312        741,908
Ares IIIR/IVR CLO, Ser 2007-3RA, Cl E (a) (b) (c)
      4.622%, 04/16/21                                             5,000,000        500,000
Ares IIIR/IVR CLO, Ser 2007-3RA, Cl SUB (a) (b)
      11.460%, 04/16/21                                            2,000,000         60,000
Ares XI CLO, Ser 2007-11A, Cl SUB (a) (b)
      14.850%, 10/11/21                                            5,000,000        150,000
Battalion CLO, Ser 2007-1A, Cl E (a) (b) (c)
      5.389%, 07/14/22                                             2,000,000        300,000
Battalion CLO, Ser 2007-1A, Cl SUB (a) (b) (c)
      8.870%, 07/14/22                                             4,200,000        252,000
Capitalsource Commercial Loan, Ser 2006-2A, Cl A1B (a) (b) (c)
      0.645%, 06/20/21                                             2,684,000      1,556,720
CIT CLO, Ser 2007-1A, Cl D (a) (b) (c)
      2.609%, 06/20/21                                             3,000,000        300,000
CIT CLO, Ser 2007-1A, Cl E (b) (c)
      5.609%, 06/20/21                                             3,000,000        210,000
COLTS Trust, Ser 2007-1A, Cl C (a) (b) (c)
      1.409%, 03/20/21                                            15,000,000      3,300,000
Denali Captial CLO VI, Ser 2006-6A, Cl B2L (b) (c)
      5.352%, 06/20/21                                             1,000,000         56,840
Foxe Basin CLO (a) (b) (c)
      5.200%, 12/15/15                                             9,150,000        274,500
Fraser Sullivan CLO, Ser 2006-2A, Cl B (a) (b) (c)
      1.009%, 12/20/20                                             3,000,000      1,727,400
Goldentree Loan Opportunities III, Ser 2007-3X, Cl SUB (b) (c)
      5.200%, 11/15/17                                             3,000,000        240,000

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2009

                                                                  PAR VALUE
DESCRIPTION                                                        /SHARES      FAIR VALUE
-----------                                                      -----------   ------------
ASSET-BACKED SECURITIES -- (CONTINUED)
Nautique Funding CLO, Ser 2006-1A, Cl INC (a) (b)
      22.460%, 04/15/20                                          $ 1,500,000   $      7,500
Sands Point Funding, Ser 2006-1A, Cl C (a) (b) (c)
      1.907%, 07/18/20                                             5,100,000      1,020,000
Summit Lake CLO, Ser 4A, Cl D (b) (c)
      20.060%, 02/24/18                                            1,800,000         72,000
Summit Lake CLO, Ser 2005-1A, Cl 1A (b)
      5.000%, 02/24/18                                             2,000,000         80,000
Stanfield Azure CLO (b) (c)
      0.000%, 05/27/20                                             5,000,000         25,000
White Horse II (a) (b) (c)
      14.510%, 06/15/17                                            6,000,000        120,000
White Horse, Ser 2006-4A, Cl A2 (a) (b) (c)
      1.527%, 01/17/20                                            11,772,000      5,179,680
White Horse, Ser 2006-4A, Cl B (a) (b) (c)
      1.857%, 01/17/20                                             7,550,000      1,698,750
Wind River CLO II - Tate Investors (b)
      15.170%, 10/19/17                                            1,000,000         70,000
                                                                               ------------
   Total United States                                                           18,606,665
                                                                               ------------
Total Asset-Backed Securities (Cost $186,692,615)                              $140,069,243
                                                                               ------------
MUTUAL FUNDS -- 1.6%
UNITED STATES -- 1.6%
ING Prime Rate Trust                                                 414,241      1,719,100
Pioneer Floating Rate Trust                                           90,205        856,948
                                                                               ------------
   Total United States                                                            2,576,048
                                                                               ------------
Total Mutual Funds (Cost $2,631,104)                                           $  2,576,048
                                                                               ------------
HEDGE FUNDS -- 11.1%
UNITED STATES -- 11.1%
Ares Enhanced Credit Opportunities, L.P. (b) (d)                   9,000,000      6,501,501
Goldentree Credit Opportunities, L.P. (b) (d)                      7,500,000      4,460,430
Highland Financial Partners, L.P. (b) (d)                          1,500,000             --
Stone Tower Credit, L.P. (b) (d)                                  10,000,000      7,265,100
                                                                               ------------
   Total United States                                                           18,227,031
                                                                               ------------
Total Hedge Funds (Cost $34,000,000)                                           $ 18,227,031
                                                                               ------------

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2009

DESCRIPTION                                                         SHARES      FAIR VALUE
-----------                                                      -----------   ------------
MONEY MARKET FUND -- 2.2%
UNITED STATES -- 2.2%
SDIT Prime Obligation Fund, Cl A, 0.270% (e) (f)                   3,627,446   $  3,627,446
                                                                               ------------
   Total United States                                                            3,627,446
                                                                               ------------
Total Money Market Fund (Cost $3,627,446)                                      $  3,627,446
                                                                               ------------
Total Investments -- 100.2%
   (Cost $226,951,165)                                                         $164,499,768
                                                                               ============

The following restricted securities were held by the Fund as of June 30, 2009 (See Note 2):

                                                                                                    % OF
                                      ACQUISITION   RIGHT TO ACQUIRE                    FAIR      PARTNERS'
                           SHARES         DATE            DATE             COST         VALUE      CAPITAL
                         ----------   -----------   ----------------   -----------   ----------   ---------
Ares Enhanced Credit
   Opportunities, L.P.    9,000,000    5/1/2008         5/1/2008       $ 9,000,000   $6,501,501      4.0%
Goldentree Credit
   Opportunities, L.P.    7,500,000    12/4/2007        12/4/2007        7,500,000    4,460,430      2.7%
Highland Financial
   Partners, L.P.         1,500,000    6/11/2008        6/11/2008        7,500,000           --      0.0%
Stone Tower
   Credit, L.P.          10,000,000    8/1/2008         8/1/2008        10,000,000    7,265,100      4.4%

Percentages based on Partners' Capital of $164,247,578.

CDO -- Collateralized Debt Obligation
Cl -- Class
CLO -- Collateralized Loan Obligation
CIFC -- Commercial Industrial Finance Corporation
L.P. -- Limited Partnership
Ser -- Series

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2009

(a) Security sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to the dealers in that program or other "accredited investors."

(b) Security considered illiquid. The total market value is $158,296,274 and represents 96.4% of Partners' Capital.

(c) Variable rate security. The rate reported is the rate in effect as of June 30, 2009.

(d)  Security considered restricted.

(e)  Rate shown is the 7-day effective yield as of June 30, 2009.

(f)  Investment in affiliated security.

Amounts designated as "-" are $0 or have been rounded to $0.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities         Level 1   Level 2    Level 3     Total
-------------------------         -------   -------   --------   --------
Asset-Backed Securities            $   --    $8,281   $131,788   $140,069
Hedge Funds                            --        --     18,227     18,227
Money Market Fund                   3,628        --         --      3,628
Mutual Funds                        2,576        --         --      2,576
                                   ------    ------   --------   --------
Total Investments in Securities    $6,204    $8,281   $150,015   $164,500
                                   ======    ======   ========   ========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

                                                   Asset-Backed Securities   Hedge Funds
                                                   -----------------------   -----------
Beginning balance as of December 31, 2008                  $ 38,381            $10,044
Accrued discounts/premiums                                    1,262                 --
Realized gain/(loss)                                          5,845                 --
Change in unrealized appreciation/(depreciation)             22,501              5,183
Net purchases/sales                                          63,799              3,000
Net transfer in and/or out of Level 3                            --                 --
                                                           --------            -------
Ending balance as of June 30, 2009                         $131,788            $18,227
                                                           ========            =======

For more information on valuation inputs, see Note 2 - Fair Value of Financial Instruments in Notes to Financial Statements.

SEE ACCOMPANYING NOTES.

                        SEI Structured Credit Fund, L.P.

                 Statement of Assets and Liabilities (Unaudited)

                                  June 30, 2009

ASSETS
Cash and cash equivalents                                    $  6,037,519
Investments, at fair value (cost $223,323,719)                160,872,322
Affiliated investment, at fair value (cost $3,627,446)          3,627,446
Interest receivable and other assets                            1,184,959
                                                             ------------
Total assets                                                 $171,722,246
                                                             ============
LIABILITIES
Capital contributions received in advance                    $  4,200,000
Payable for investments purchased                               1,582,500
Administration fees payable                                        24,005
Other liabilities                                               1,668,163
                                                             ------------
Total liabilities                                               7,474,668

PARTNERS' CAPITAL
Limited partners' capital                                    $164,247,578
                                                             ------------
Total liabilities and partners' capital                      $171,722,246
                                                             ============

SEE ACCOMPANYING NOTES.

                        SEI Structured Credit Fund, L.P.

                       Statement of Operations (Unaudited)

                         For the period January 1, 2009
                              through June 30, 2009

INVESTMENT INCOME
Interest income                                               $ 6,877,256

EXPENSES
Administration fee                                                 50,645
Professional fees                                                  48,773
Director's fees                                                     7,500
Miscellaneous expenses                                            111,680
                                                              -----------
Total expenses                                                    218,598
Less: Administration fee waiver and/or reimbursements             (10,153)
                                                              -----------
Net expenses                                                      208,445
                                                              -----------
Net investment income                                           6,668,811
                                                              -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                               18,820,101
Net change in unrealized appreciation on investments           30,559,945
                                                              -----------
Net realized and unrealized gain on investments                49,380,046
                                                              -----------
Net increase in partners' capital resulting from operations   $56,048,857
                                                              ===========

SEE ACCOMPANYING NOTES.

                        SEI Structured Credit Fund, L.P.

                    Statement of Changes in Partners' Capital

                                                       For the period
                                                       January 1, 2009
                                                           through         For the year
                                                        June 30, 2009          ended
                                                         (Unaudited)     December 31, 2008
                                                       ---------------   -----------------
FROM OPERATIONS
Net investment income                                   $  6,668,811       $ 10,834,719
Net realized gain on investments                          18,820,101            364,266
Net change in unrealized appreciation (depreciation)
   on investments                                         30,559,945        (93,212,134)
                                                        ------------       ------------
Net increase (decrease) in partners' capital
   resulting from operations                              56,048,857        (82,013,149)
PARTNERS' CAPITAL TRANSACTIONS
Capital contributions                                     35,370,000        129,891,587
Capital redemptions                                          (64,076)           (20,000)
                                                        ------------       ------------
Net increase in partners' capital
   derived from capital transactions                      35,305,924        129,871,587

Net increase in partners' capital                         91,354,781         47,858,438
Partners' capital beginning of period                     72,892,797         25,034,359
                                                        ------------       ------------
Partners' capital end of period                         $164,247,578       $ 72,892,797
                                                        ============       ============

SEE ACCOMPANYING NOTES.

                        SEI Structured Credit Fund, L.P.

                       Statement of Cash Flows (Unaudited)

                         For the period January 1, 2009
                              through June 30, 2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in partners' capital from operations                           $  56,048,857
Adjustments to reconcile net increase in partners' capital
   from operations to net cash used in operating activities:
      Purchases of long-term investments                                     (132,761,902)
      Proceeds from sales of long-term investments                             75,950,731
      Net purchases of short-term investments                                   6,248,099
      Net realized gain on investments                                        (18,820,101)
      Net change in unrealized appreciation (depreciation) on investments     (30,559,945)
      Changes in operating assets and liabilities:
         Decrease in interest receivable and other assets                         942,231
         Decrease in payable for investment securities purchased                  877,500
         Increase in administration fees payable                                   10,905
         Increase in other liabilities                                          1,587,327
                                                                            -------------
   Net cash used in operating activities                                      (40,476,298)

CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                                       35,370,000
   Capital redemptions                                                            (64,076)
   Net change in capital contributions received in advance                       (800,000)
                                                                            -------------
   Net cash provided by financing activities                                   34,505,924
                                                                            -------------
   Net decrease in cash and cash equivalents                                   (5,970,374)

CASH AND CASH EQUIVALENTS
Beginning of period                                                            12,007,893
                                                                            -------------
End of period                                                               $   6,037,519
                                                                            -------------

SEE ACCOMPANYING NOTES.

                        SEI Structured Credit Fund, L.P.

                    Notes to Financial Statements (Unaudited)

                                  June 30, 2009

1. ORGANIZATION

SEI Structured Credit Fund, LP (the "Fund") is a Delaware limited partnership established on June 26, 2007 and commenced operations on August 1, 2007. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, management investment company. The Fund offers limited partnership interest ("Interests") of the Fund solely through private placement transactions to investors ("limited partners") that have signed an investment management agreement with SEI Investments Management Corporation ("SIMC" or the "Adviser"), the investment adviser to the Fund. SEI Structured Credit Segregated Portfolio (the "Segregated Portfolio"), has invested substantially all of its assets. As of June 30, 2009, SEI Structured Credit Segregated Portfolio owned 77% of the Fund; while the remaining limited partner owned 23% of the Fund.

The Fund's objective is to seek to generate high total returns. There can be no assurance that the Fund will achieve its objective. The Fund pursues its investment objective by investing in a portfolio comprised of collateralized debt obligations ("CDOs") and other structured credit investments. CDOs involve special purpose investment vehicles formed to acquire and manage a pool of loans, bonds and/or other fixed income assets of various types. The CDO funds its investments by issuing several classes of securities, the repayment of which is linked to the performance of the underlying assets, which serve as collateral for certain securities issued by the CDO. In addition to CDOs, the Fund's investments may include fixed income securities, loan participations, credit-linked notes, medium term notes, registered and unregistered investment companies or pooled investment vehicles, and derivative instruments, such as credit default swaps and total return swaps (collectively with CDOs, "Structured Credit Investments").

SEI Investment Strategies, LLC (the "General Partner"), a Delaware limited liability company, serves as the General Partner to the Fund and has no investment in the Fund as of June 30, 2009. The General Partner has delegated the management and control of the business and affairs of the Fund to the Board of Directors (the "Board"). A majority of the Board is and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2009

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Fund:

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

VALUATION OF INVESTMENTS

CDOs and other structured credit investments are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value structured credit investments at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

If a price for a CDO or other structured credit investment cannot be obtained from an independent, third-party pricing agent, the Fund shall seek to obtain a bid price from at least one independent broker. In such cases, it is possible that the independent broker providing the price on the CDO or structured credit investment is also a market maker, and in many cases the only market maker, with respect to that security.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates fair value.

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

VALUATION OF INVESTMENTS (CONTINUED)

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Board. The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: the last trade price, the performance of the market or of the issuer's industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Certain structured credit investments may be structured as private investment partnerships. Traditionally, a trading market for holdings of this type does not exist. As a general matter, the fair value of the Fund's interest in such a private investment fund will represent the amount that the Fund could reasonable expect to receive from the private investment fund if the Fund's interest were sold at the time of valuation, determined based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Unless determined otherwise in accordance with the Fund's fair value procedures, the fair value of the Fund's interest in a private investment fund will usually be the value attributed to such interest, as of that time of valuation, as reported to the Fund by the private investment fund's manager, administrator, or other designed agent. As a practical matter, the Adviser and the Board have little or no means of independently verifying the valuations provided by such private investment funds. As a result, information available to the Fund concerning the value of such investments may not reflect market prices or quotations for the underlying assets. In the unlikely event that a private investment fund does not report a value to the Fund on a timely basis and such fund is not priced by independent pricing agents of the Fund, the Fund would determine the fair value of the private investment fund based on the most recent value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio.

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

VALUATION OF INVESTMENTS (CONTINUED)

The Board will periodically review the Fund's valuation policies and will update them as necessary to reflect changes in the types of securities in which the Fund invests.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the Fund's assets and liabilities, which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, Disclosures About Fair Value of Financial Instruments, approximates the carrying amounts presented on the Statement of Assets and Liabilities. Management of the Partnership deems these estimates reasonable.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after December 31, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

In October 2008, the FASB issued Staff Position 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund's approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 -- Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- Fair Value Measurement. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. There was no change to the financial position of the Fund and results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements.

Where possible, the valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the period ended June 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME RECOGNITION AND SECURITY TRANSACTIONS

Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

COLLATERALIZED DEBT OBLIGATIONS

The Fund invests in CDOs which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions.

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

COLLATERALIZED DEBT OBLIGATIONS (CONTINUED)

In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

FEDERAL TAXES

The Fund's taxable income or loss is reported by the limited partners individually. The liability for payment of federal and state income tax on the Fund's earnings is the responsibility of its partners, rather than that of the Fund. Accordingly, no provision on liability for U.S. federal income taxes has been recorded in the financial statements.

Upon commencement of operations, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized. The implementation and continued application of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The Fund's federal tax returns for the prior year remains subject to examination by the Internal Revenue Service. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof.

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, since inception the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

RESTRICTED SECURITIES

At June 30, 2009, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of this investment. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. For the acquisition dates of these investments, the enforceable right to acquire these securities, along with the cost and value at June 30, 2009, see the Schedule of Investments.

3. ADVISER, ADMINISTRATOR AND OTHER TRANSACTIONS

The Adviser does not charge a management fee to the Fund. Limited partners are responsible for paying the fees of the Adviser directly under their individual investment management agreement with the Adviser. Each agreement sets forth the fees to be paid to the Adviser, which are ordinarily expressed as a percentage of the limited partners assets managed by the Adviser. This fee, which is negotiated between the limited partner and the Adviser, may include a performance-based fee and/or a fixed-dollar fee for certain specified services.

The Adviser has voluntarily agreed that certain expenses of the Fund, including custody fees and administrative fees shall not in the aggregate exceed 0.50% per annum of the Fund's net asset value, and the Adviser or its affiliates will waive Fund fees or reimburse Fund expenses to the extent necessary so that such 0.50% limit is not exceeded. The following expenses of the Fund are specifically excluded from the expense limit: organizational expenses; extraordinary, non-recurring and certain other unusual expenses; taxes and fees; and expenses incurred indirectly by the Fund through its investments in Structured Credit Investments. The Adviser may discontinue all or part of this waiver at any time.

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2009

3. ADVISER, ADMINISTRATOR AND OTHER TRANSACTIONS (CONTINUED)

SEI Global Services, Inc. (the "Administrator"), serves as the Fund's administrator. The Administrator is a wholly-owned subsidiary of SEI Investments Company. The Administrator provides certain administrative, accounting, and transfer agency services to the Fund. The services to be performed by the Administrator may be completed by one or more of its affiliated companies. The Fund pays the Administrator a fee equal to 0.10% (on an annualized basis) of the Fund's Net Asset Value which is accrued monthly based on month-end net assets and is paid monthly, and reimburses the Administrator for certain out-of-pocket expenses.

SEI Investments Distribution Co. (the "Placement Agent") serves as the Fund's placement agent pursuant to an agreement with the Fund. The Placement Agent is a wholly owned subsidiary of SEI Investments Company. It is not anticipated that the Placement Agent will be compensated by the Fund for its services rendered under the agreement.

4. ALLOCATION OF PROFITS AND LOSSES

The Fund maintains a separate capital account for each of its limited partners. As of the last day of each fiscal period, the Fund shall allocate net profits or losses for that fiscal period to the capital accounts of all limited partners, in proportion to their respective opening capital account balances for such fiscal period (after taking into account any capital contributions deemed to be made as of the first day of such fiscal period).

5. PARTNERS' CAPITAL

The Fund, in the discretion of the Board, may sell interests to new limited partners and may allow existing limited partners to purchase additional Interests in the Fund on such days as are determined by the Board in its sole discretion. It is the Fund's intention to allow limited purchases of Interests only during designated subscriptions periods as may be established by the Board or its designees (currently, the Adviser) and communicated to limited partners. The Board or its designee will determine the amount of Interests offered to limited partners during a subscription period at its discretion. During the established subscription periods, interests may be purchased on a business day, or at such other times as the Board may determine, at the offering price (which is net asset value). The Fund may discontinue its offering at any time.

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2009

5. PARTNERS' CAPITAL (CONTINUED)

The Fund is a closed-end investment company, and therefore no limited partner will have the right to require the Fund to redeem its Interests. The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by limited partners. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion. In determining whether the Fund should repurchase Interests from limited partners pursuant to written tenders, the Board will consider the recommendations of the Adviser.

The Fund does not intend to conduct any repurchase offers until two years after the commencement of the Fund's operation. After the initial two year period, the Adviser expects that it will recommend to the Board that the Fund offer to repurchase interests four times each year, as of the last business day of March, June, September, and December. However, limited partners will not be permitted to tender for repurchase interests that were acquired less than two years prior to the effective date of the proposed repurchase.

Capital contributions received in advance, on the Statement of Assets and Liabilities, are comprised of cash received prior June 30, 2009, for which limited partner Interests of the Fund were issued on July 1, 2009. Capital contributions received in advance do not participate in the earnings of the Fund until the related limited partner Interests are issued.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturity of securities, other than temporary cash investments, during the period from January 1, 2009 through June 30, 2009 were $132,761,902 and $75,950,731, respectively.

As of December 31, 2009, the aggregate cost of investments for tax purposes was expected to be similar to book cost of $226,951,165. Net unrealized depreciation on investments for tax purposes was $62,451,397 consisting of $24,264,938 of gross unrealized appreciation and $86,716,335 of gross unrealized depreciation.

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2009

7. CONCENTRATIONS OF RISK

In the normal course of business, the Fund trades various financial instruments and enters into various investment activities with off-balance sheet risk. The Fund's satisfaction of the obligations may exceed the amount recognized in the statement of assets and liabilities.

(A) MARKET RISK

Market risk encompasses the potential for both losses and gains and includes price risk and interest rate risk. The Fund's market risk management strategy is driven by the Fund's investment objective. The investment manager oversees each of the risks in accordance with policies and procedures.

(i) Price risk

Price risk is the risk the value of the instrument will fluctuate as a result of changes in market prices, whether caused by factors specific to an individual investment, its issuer or any factor affecting financial instruments traded in the market. As all of the Fund's financial instruments are carried at fair value with fair value changes recognized in the Statement of Operations, all changes in market conditions directly affect net assets.

(ii) Interest rate risk

The fair value of the Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

(B) COUNTERPARTY CREDIT RISK

Counterparty credit risk is the risk a counterparty to a financial instrument could fail on a commitment that it has entered into with the Fund. The Fund minimized counterparty credit risk by undertaking transactions with large well-capitalized counterparties or brokers and by monitoring the creditworthiness of these counterparties.

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2009

8. FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other supplemental information for the following periods:

                                            For the period
                                           January 1, 2009                        For the period
                                               through         For the year       August 1, 2007*
                                            June 30, 2009          ended              through
                                             (Unaudited)     December 31, 2008   December 31, 2007
                                           ---------------   -----------------   -----------------
TOTAL RETURN (1)                                  47.49%(3)        (62.03)%             5.82%(3)
Partners' capital, end of period (000's)       $164,248           $72,893            $25,034

RATIOS TO AVERAGE PARTNERS' CAPITAL
NET INVESTMENT INCOME RATIO
Net investment income, net of waivers             14.76%(2)         18.28%              9.13%(2)

EXPENSE RATIO
Operating expenses, before waivers                 0.48%(2)          0.51%              1.54%(2)(4)
Operating expenses, net of waivers                 0.46%(2)          0.49%              0.37%(2)(4)
Portfolio turnover rate                           17.41%(3)         13.88%             21.85%(3)

*    Commenced operations.

(1) Total return is calculated for all the limited partners taken as a whole. A limited partner's return may vary from these returns based on the timing of capital transactions.

(2)  Annualized.

(3)  Not annualized.

(4) Expense ratios include offering costs and tax liability costs, which are not annualized. Had the offering costs and tax liability costs been annualized, the ratio for "Operating expenses, before waivers" and "Operating expenses, net of waivers" would have been 1.67% and 0.50%, respectively.

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2009

9. RECENT ACCOUNTING PRONOUNCEMENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events through August 28, 2009 (i.e., the date the financial statements were available to be issued). Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2009. However, the following are details relating to subsequent events that have occurred since June 30, 2009 through August 28, 2009.

10. SUBSEQUENT EVENTS

Subsequent to the year ended through July 31, 2009 the Fund recorded subscriptions of $4,200,000, which were received by the Fund prior to June 30, 2009. The Fund paid no redemptions.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable for semi-annual report.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            SEI Structured Credit, L.P.


By (Signature and Title)                /s/ Robert A. Nesher
                                        ----------------------------------------
                                        Robert A. Nesher, President


Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Robert A. Nesher
                                        ----------------------------------------
                                        Robert A. Nesher, President

Date: August 28, 2009


By (Signature and Title)                /s/ Stephen F. Panner
                                        ----------------------------------------
                                        Stephen F. Panner, Treasurer

Date: August 28, 2009